Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$11,981,456	$—	$—
Liabilities:
Derivative liabilities – public warrants	$—	$396,000	$—
Derivative liabilities – private warrants	$—	$287,100	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$10,664,690	$—	$—
Liabilities:
Derivative liabilities – public warrants	$—	$361,200	$—
Derivative liabilities – private warrants	$—	$261,890	$—
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$10,664,690	$—	$—
Liabilities:
Derivative liabilities – public warrants	$—	$361,200	$—
Derivative liabilities – private warrants	$—	$261,890	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$244,314,622	$—	$—
Liabilities:
Derivative liabilities – public warrants	$—	$49,200	$—
Derivative liabilities – private warrants	$—	$35,690	$—

Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: June 30, 2022 and March 31, 2022:
	June 30, 2022	March 31, 2022
Exercise price	$11.50	$11.50
Stock price	$9.82	$9.80
Volatility	2.0%	5.0%
Risk-free rate	3.02%	2.42%
Dividend yield	0.0%	0.0%

Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination	The fair value was adjusted for the market implied likelihood of completing a business combination. The key inputs are summarized below:
Valuation Date	Common Stock Price	Probability of completing BC	Maximum Term yrs	Risk Free Rate	Implied Volatility
3/29/2023	$10.35	14.00%	3.74	3.74%	2.90%
3/31/2023	$10.22	14.00%	3.73	3.68%	3.50%
6/30/2023	$10.43	14.00%	3.48	3.74%	2.30%

Schedule of Changes in Fair Value
Description	Carrying Value at March 29, 2023	Change in Fair value	Carrying Value at December 31, 2023
Liabilities:
Forward Purchase Agreement	$86,369	$(86,369)	$—